Annual Report
September 30, 2021
SPDR® S&P 500® ETF Trust
A Unit Investment Trust
“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500® ETF Trust
Trust Overview

INVESTMENT OBJECTIVE
SPDR S&P 500® ETF Trust (the “Trust”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”).
INVESTMENT STRATEGY
The Trust seeks to achieve this investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in the Portfolio substantially corresponding to the weight of such stock in the Index.
PERFORMANCE OVERVIEW
The Trust ended its fiscal year on September 30, 2021, with a 12-month total return of 29.79% based on net asset value (“NAV”), as compared to the Index return of 30.00%.
The Trust’s performance reflects the operating expenses of the Trust, including brokerage expenses, marketing expenses, license fees, expenses relating to legal and audit services and Trustee fees. The Trust’s performance also reflects the impact of an expense waiver, and without this waiver, such performance would be lower. Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

SPDR S&P 500® ETF Trust
Annual Report
September 30, 2021

SPDR S&P 500® ETF Trust
Schedule of Investments
September 30, 2021

Common Stocks	Shares	Value
3M Co.	6,094,541	$ 1,069,104,382
A.O. Smith Corp.	1,402,970	85,679,378
Abbott Laboratories	18,672,574	2,205,791,167
AbbVie, Inc.	18,613,042	2,007,788,841
ABIOMED, Inc. (a)	480,264	156,335,537
Accenture PLC Class A	6,679,321	2,136,848,374
Activision Blizzard, Inc.	8,191,277	633,922,927
Adobe, Inc. (a)	5,017,719	2,888,801,183
Advance Auto Parts, Inc.	694,663	145,108,154
Advanced Micro Devices, Inc. (a)	12,775,876	1,314,637,640
AES Corp.	7,018,527	160,232,971
Aflac, Inc.	6,523,711	340,081,054
Agilent Technologies, Inc.	3,196,127	503,485,886
Air Products & Chemicals, Inc.	2,331,574	597,139,417
Akamai Technologies, Inc. (a)	1,714,948	179,366,411
Alaska Air Group, Inc. (a)	1,317,477	77,204,152
Albemarle Corp.	1,237,833	271,048,292
Alexandria Real Estate Equities, Inc. REIT	1,457,149	278,417,459
Align Technology, Inc. (a)	763,519	508,068,448
Allegion PLC	944,620	124,859,872
Alliant Energy Corp.	2,651,540	148,433,209
Allstate Corp.	3,125,084	397,854,444
Alphabet, Inc. Class A (a)	3,171,161	8,478,162,357
Alphabet, Inc. Class C (a)	2,967,733	7,909,928,442
Altria Group, Inc.	19,423,068	884,138,055
Amazon.com, Inc. (a)	4,587,297	15,069,454,137
Amcor PLC	16,372,051	189,752,071
Ameren Corp.	2,713,720	219,811,320
American Airlines Group, Inc. (a)	6,810,764	139,756,877
American Electric Power Co., Inc.	5,271,022	427,901,566
American Express Co.	6,777,633	1,135,456,856
American International Group, Inc.	9,007,524	494,422,992
American Tower Corp. REIT	4,793,934	1,272,358,023
Common Stocks	Shares	Value
American Water Works Co., Inc.	1,911,486	$ 323,117,593
Ameriprise Financial, Inc.	1,202,282	317,546,722
AmerisourceBergen Corp.	1,563,917	186,809,886
AMETEK, Inc.	2,446,812	303,429,156
Amgen, Inc.	5,981,130	1,271,887,294
Amphenol Corp. Class A	6,300,576	461,391,180
Analog Devices, Inc.	5,665,446	948,848,896
ANSYS, Inc. (a)	917,316	312,300,232
Anthem, Inc.	2,568,044	957,366,803
Aon PLC Class A	2,377,581	679,441,322
APA Corp.	4,009,052	85,913,984
Apple, Inc.	165,402,059	23,404,391,348
Applied Materials, Inc.	9,626,581	1,239,229,772
Aptiv PLC (a)	2,849,129	424,434,747
Archer-Daniels-Midland Co.	5,891,735	353,563,017
Arista Networks, Inc. (a)	581,119	199,695,733
Arthur J Gallagher & Co.	2,175,617	323,405,467
Assurant, Inc.	619,329	97,699,150
AT&T, Inc.	75,203,583	2,031,248,777
Atmos Energy Corp.	1,387,874	122,410,487
Autodesk, Inc. (a)	2,317,337	660,834,992
Automatic Data Processing, Inc.	4,456,339	890,911,293
AutoZone, Inc. (a)	226,878	385,236,575
AvalonBay Communities, Inc. REIT	1,470,529	325,928,048
Avery Dennison Corp.	872,892	180,871,951
Baker Hughes Co.	8,726,353	215,802,710
Ball Corp.	3,440,054	309,501,658
Bank of America Corp.	77,996,042	3,310,931,983
Bank of New York Mellon Corp.	8,364,305	433,605,571
Bath & Body Works, Inc.	2,788,534	175,761,298
Baxter International, Inc.	5,265,322	423,489,848
Becton Dickinson and Co.	3,024,817	743,560,515
Berkshire Hathaway, Inc. Class B (a)	19,524,258	5,328,950,979
Best Buy Co., Inc.	2,367,052	250,221,067
Biogen, Inc. (a)	1,569,567	444,171,765

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2021

Common Stocks	Shares	Value
Bio-Rad Laboratories, Inc. Class A (a)	226,225	$ 168,752,539
Bio-Techne Corp.	412,341	199,808,078
BlackRock, Inc.	1,504,506	1,261,769,002
Boeing Co. (a)	5,803,242	1,276,365,045
Booking Holdings, Inc. (a)	432,546	1,026,807,973
BorgWarner, Inc.	2,535,787	109,571,356
Boston Properties, Inc. REIT	1,505,271	163,096,113
Boston Scientific Corp. (a)	14,997,035	650,721,349
Bristol-Myers Squibb Co.	23,404,797	1,384,861,838
Broadcom, Inc.	4,321,140	2,095,450,420
Broadridge Financial Solutions, Inc.	1,228,592	204,732,571
Brown & Brown, Inc.	2,461,943	136,514,739
Brown-Forman Corp. Class B	1,938,156	129,875,834
C.H. Robinson Worldwide, Inc.	1,387,348	120,699,276
Cabot Oil & Gas Corp.	4,237,217	92,201,842
Cadence Design Systems, Inc. (a)	2,915,171	441,473,496
Caesars Entertainment, Inc. (a)	2,209,781	248,114,211
Campbell Soup Co.	2,153,146	90,023,034
Capital One Financial Corp.	4,698,768	761,059,453
Cardinal Health, Inc.	3,081,463	152,409,160
CarMax, Inc. (a)	1,725,002	220,731,256
Carnival Corp. (a)	8,465,872	211,731,459
Carrier Global Corp.	9,139,215	473,045,768
Catalent, Inc. (a)	1,794,146	238,747,008
Caterpillar, Inc.	5,766,458	1,106,986,942
Cboe Global Markets, Inc.	1,122,904	139,082,889
CBRE Group, Inc. Class A (a)	3,536,262	344,290,468
CDW Corp.	1,453,196	264,510,736
Celanese Corp.	1,170,397	176,308,604
Centene Corp. (a)	6,141,087	382,651,131
CenterPoint Energy, Inc.	6,162,783	151,604,462
Common Stocks	Shares	Value
Ceridian HCM Holding, Inc. (a)	1,420,681	$ 159,997,094
Cerner Corp.	3,124,370	220,330,572
CF Industries Holdings, Inc.	2,270,475	126,737,915
Charles River Laboratories International, Inc. (a)	528,871	218,249,196
Charles Schwab Corp.	15,811,984	1,151,744,915
Charter Communications, Inc. Class A (a)	1,336,062	972,065,269
Chevron Corp.	20,369,178	2,066,453,108
Chipotle Mexican Grill, Inc. (a)	296,015	538,013,183
Chubb, Ltd.	4,620,998	801,650,733
Church & Dwight Co., Inc.	2,600,377	214,713,129
Cigna Corp.	3,582,177	717,008,548
Cincinnati Financial Corp.	1,590,680	181,687,470
Cintas Corp.	925,091	352,145,140
Cisco Systems, Inc.	44,386,983	2,415,983,485
Citigroup, Inc.	21,347,575	1,498,172,813
Citizens Financial Group, Inc.	4,511,163	211,934,438
Citrix Systems, Inc.	1,305,425	140,163,482
Clorox Co.	1,293,544	214,223,822
CME Group, Inc.	3,782,647	731,488,277
CMS Energy Corp.	3,060,659	182,813,162
Coca-Cola Co.	40,919,188	2,147,029,794
Cognizant Technology Solutions Corp. Class A	5,535,903	410,819,362
Colgate-Palmolive Co.	8,884,548	671,494,138
Comcast Corp. Class A	48,242,928	2,698,226,963
Comerica, Inc.	1,410,449	113,541,145
Conagra Brands, Inc.	5,096,265	172,610,496
ConocoPhillips	14,104,207	955,842,108
Consolidated Edison, Inc.	3,632,753	263,701,540
Constellation Brands, Inc. Class A	1,772,097	373,363,117
Cooper Cos., Inc.	521,611	215,587,042
Copart, Inc. (a)	2,205,794	305,987,744

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2021

Common Stocks	Shares	Value
Corning, Inc.	8,095,826	$ 295,416,691
Corteva, Inc.	7,733,018	325,405,397
Costco Wholesale Corp.	4,656,027	2,092,185,732
Crown Castle International Corp. REIT	4,552,180	788,983,838
CSX Corp.	23,745,895	706,202,917
Cummins, Inc.	1,518,080	340,900,045
CVS Health Corp.	13,898,644	1,179,438,930
D.R. Horton, Inc.	3,433,172	288,283,453
Danaher Corp.	6,692,153	2,037,359,059
Darden Restaurants, Inc.	1,372,580	207,904,693
DaVita, Inc. (a)	709,370	82,471,356
Deere & Co.	2,989,795	1,001,790,611
Delta Air Lines, Inc. (a)	6,772,421	288,572,859
DENTSPLY SIRONA, Inc.	2,323,529	134,880,858
Devon Energy Corp.	6,631,442	235,482,505
DexCom, Inc. (a)	1,020,781	558,224,298
Diamondback Energy, Inc.	1,792,504	169,696,354
Digital Realty Trust, Inc. REIT	2,980,724	430,565,582
Discover Financial Services	3,165,417	388,871,478
Discovery, Inc. Class A (a)	1,717,815	43,598,145
Discovery, Inc. Class C (a)	3,079,298	74,734,562
DISH Network Corp. Class A (a)	2,625,314	114,096,146
Dollar General Corp.	2,487,828	527,767,832
Dollar Tree, Inc. (a)	2,443,115	233,854,968
Dominion Energy, Inc.	8,515,463	621,799,108
Domino's Pizza, Inc.	389,748	185,894,206
Dover Corp.	1,524,674	237,086,807
Dow, Inc.	7,855,018	452,134,836
DTE Energy Co.	2,040,693	227,965,815
Duke Energy Corp.	8,103,182	790,789,531
Duke Realty Corp. REIT	3,965,027	189,805,842
DuPont de Nemours, Inc.	5,509,257	374,574,383
DXC Technology Co. (a)	2,653,206	89,174,254
Eastman Chemical Co.	1,441,456	145,212,277
Common Stocks	Shares	Value
Eaton Corp. PLC	4,198,386	$ 626,861,014
eBay, Inc.	6,713,218	467,709,898
Ecolab, Inc.	2,621,600	546,918,192
Edison International	4,024,738	223,252,217
Edwards Lifesciences Corp. (a)	6,565,291	743,256,594
Electronic Arts, Inc.	3,007,413	427,804,499
Eli Lilly & Co.	8,362,640	1,932,187,972
Emerson Electric Co.	6,296,489	593,129,264
Enphase Energy, Inc. (a)	1,417,916	212,644,863
Entergy Corp.	2,127,403	211,272,392
EOG Resources, Inc.	6,149,570	493,625,984
Equifax, Inc.	1,283,133	325,171,565
Equinix, Inc. REIT	945,260	746,878,284
Equity Residential REIT	3,589,123	290,431,833
Essex Property Trust, Inc. REIT	689,547	220,475,758
Estee Lauder Cos., Inc. Class A	2,442,526	732,586,823
Etsy, Inc. (a)	1,277,460	265,660,582
Everest Re Group, Ltd.	424,855	106,545,137
Evergy, Inc.	2,409,489	149,870,216
Eversource Energy	3,619,434	295,924,924
Exelon Corp.	10,299,278	497,867,099
Expedia Group, Inc. (a)	1,501,480	246,092,572
Expeditors International of Washington, Inc.	1,796,604	214,029,435
Extra Space Storage, Inc. REIT	1,409,218	236,734,532
Exxon Mobil Corp.	44,590,832	2,622,832,738
F5 Networks, Inc. (a)	633,024	125,832,511
Facebook, Inc. Class A (a)	25,107,933	8,521,381,381
Fastenal Co.	6,053,708	312,431,870
Federal Realty Investment Trust REIT	738,137	87,092,785
FedEx Corp.	2,592,887	568,594,190
Fidelity National Information Services, Inc.	6,505,894	791,637,182
Fifth Third Bancorp	7,301,198	309,862,843
First Republic Bank	1,856,898	358,158,486
FirstEnergy Corp.	5,764,175	205,319,913

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2021

Common Stocks	Shares	Value
Fiserv, Inc. (a)	6,277,369	$ 681,094,536
FleetCor Technologies, Inc. (a)	869,877	227,272,764
FMC Corp.	1,355,480	124,107,749
Ford Motor Co. (a)	41,329,428	585,224,700
Fortinet, Inc. (a)	1,427,690	416,942,588
Fortive Corp.	3,774,898	266,394,552
Fortune Brands Home & Security, Inc.	1,452,199	129,855,635
Fox Corp. Class A	3,406,342	136,628,378
Fox Corp. Class B	1,562,146	57,986,860
Franklin Resources, Inc.	2,893,278	85,988,222
Freeport-McMoRan, Inc.	15,467,770	503,166,558
Gap, Inc.	2,182,060	49,532,762
Garmin, Ltd.	1,585,376	246,462,553
Gartner, Inc. (a)	884,561	268,800,397
Generac Holdings, Inc. (a)	667,057	272,606,184
General Dynamics Corp.	2,431,032	476,555,203
General Electric Co.	11,561,206	1,191,151,054
General Mills, Inc.	6,407,313	383,285,464
General Motors Co. (a)	15,290,671	805,971,268
Genuine Parts Co.	1,508,476	182,872,545
Gilead Sciences, Inc.	13,206,028	922,441,056
Global Payments, Inc.	3,094,030	487,557,247
Globe Life, Inc.	985,687	87,755,714
Goldman Sachs Group, Inc.	3,550,562	1,342,218,953
Halliburton Co.	9,432,440	203,929,353
Hanesbrands, Inc.	3,700,425	63,499,293
Hartford Financial Services Group, Inc.	3,670,571	257,857,613
Hasbro, Inc.	1,354,897	120,883,910
HCA Healthcare, Inc.	2,596,393	630,196,509
Healthpeak Properties, Inc. REIT	5,716,544	191,389,893
Henry Schein, Inc. (a)	1,471,364	112,059,082
Hershey Co.	1,531,815	259,259,689
Hess Corp.	2,899,300	226,464,323
Hewlett Packard Enterprise Co.	13,759,377	196,071,122
Hilton Worldwide Holdings, Inc. (a)	2,946,344	389,241,506
Common Stocks	Shares	Value
Hologic, Inc. (a)	2,679,191	$ 197,751,088
Home Depot, Inc.	11,199,068	3,676,206,062
Honeywell International, Inc.	7,271,844	1,543,667,044
Hormel Foods Corp.	2,981,115	122,225,715
Host Hotels & Resorts, Inc. REIT(a)	7,483,827	122,210,895
Howmet Aerospace, Inc.	4,065,726	126,850,651
HP, Inc.	12,652,598	346,175,081
Humana, Inc.	1,353,536	526,728,534
Huntington Bancshares, Inc.	15,636,361	241,738,141
Huntington Ingalls Industries, Inc.	427,402	82,514,230
IDEX Corp.	805,332	166,663,457
IDEXX Laboratories, Inc. (a)	896,065	557,262,823
IHS Markit, Ltd.	4,198,509	489,630,120
Illinois Tool Works, Inc.	3,018,957	623,807,085
Illumina, Inc. (a)	1,548,216	627,971,892
Incyte Corp. (a)	1,982,441	136,352,292
Ingersoll Rand, Inc. (a)	4,267,551	215,127,246
Intel Corp.	42,731,254	2,276,721,213
Intercontinental Exchange, Inc. (b)	5,931,479	681,052,419
International Business Machines Corp.	9,440,792	1,311,609,233
International Flavors & Fragrances, Inc.	2,623,421	350,803,856
International Paper Co.	4,116,583	230,199,321
Interpublic Group of Cos., Inc.	4,146,126	152,038,440
Intuit, Inc.	2,878,306	1,552,874,870
Intuitive Surgical, Inc. (a)	1,250,814	1,243,496,738
Invesco, Ltd.	3,596,347	86,707,926
IPG Photonics Corp. (a)	381,218	60,384,931
IQVIA Holdings, Inc. (a)	2,018,038	483,400,823
Iron Mountain, Inc. REIT	3,060,120	132,962,214
J.M. Smucker Co.	1,141,060	136,961,432
Jack Henry & Associates, Inc.	788,888	129,424,965
Jacobs Engineering Group, Inc.	1,380,349	182,937,653

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2021

Common Stocks	Shares	Value
JB Hunt Transport Services, Inc.	886,030	$ 148,161,937
Johnson & Johnson	27,727,130	4,477,931,495
Johnson Controls International PLC	7,501,744	510,718,732
JPMorgan Chase & Co.	31,473,281	5,151,861,367
Juniper Networks, Inc.	3,424,702	94,247,799
Kansas City Southern	963,859	260,858,800
Kellogg Co.	2,674,906	170,979,992
KeyCorp.	10,073,107	217,780,573
Keysight Technologies, Inc. (a)	1,940,428	318,792,916
Kimberly-Clark Corp.	3,546,978	469,761,766
Kimco Realty Corp. REIT	6,381,738	132,421,064
Kinder Morgan, Inc.	20,530,301	343,471,936
KLA Corp.	1,608,618	538,098,807
Kraft Heinz Co.	6,875,383	253,151,602
Kroger Co.	7,199,836	291,089,369
L3Harris Technologies, Inc.	2,116,512	466,140,603
Laboratory Corp. of America Holdings (a)	1,021,851	287,589,745
Lam Research Corp.	1,500,831	854,197,964
Lamb Weston Holdings, Inc.	1,553,084	95,312,765
Las Vegas Sands Corp. (a)	3,482,942	127,475,677
Leggett & Platt, Inc.	1,410,943	63,266,684
Leidos Holdings, Inc.	1,413,820	135,910,517
Lennar Corp. Class A	2,893,312	271,045,468
Lincoln National Corp.	1,860,467	127,907,106
Linde PLC	5,439,267	1,595,772,152
Live Nation Entertainment, Inc. (a)	1,387,791	126,469,394
LKQ Corp. (a)	2,858,164	143,822,812
Lockheed Martin Corp.	2,597,411	896,366,536
Loews Corp.	2,151,748	116,043,770
Lowe's Cos., Inc.	7,445,460	1,510,386,016
Lumen Technologies, Inc.	10,479,032	129,835,206
LyondellBasell Industries NV Class A	2,728,938	256,110,831
M&T Bank Corp.	1,364,840	203,825,206
Marathon Oil Corp.	8,375,670	114,495,409
Common Stocks	Shares	Value
Marathon Petroleum Corp.	6,721,901	$ 415,480,701
MarketAxess Holdings, Inc.	402,910	169,500,208
Marriott International, Inc. Class A (a)	2,881,128	426,666,246
Marsh & McLennan Cos., Inc.	5,336,292	808,074,698
Martin Marietta Materials, Inc.	661,178	225,911,299
Masco Corp.	2,612,930	145,148,262
Mastercard, Inc. Class A	9,175,498	3,190,137,145
Match Group, Inc. (a)	2,915,457	457,697,594
McCormick & Co., Inc.	2,641,544	214,044,310
McDonald's Corp.	7,865,789	1,896,520,386
McKesson Corp.	1,635,094	326,005,042
Medtronic PLC	14,155,020	1,774,331,757
Merck & Co., Inc.	26,662,382	2,002,611,512
MetLife, Inc.	7,671,508	473,562,189
Mettler-Toledo International, Inc. (a)	244,325	336,523,482
MGM Resorts International	4,227,549	182,418,739
Microchip Technology, Inc.	2,886,334	443,023,406
Micron Technology, Inc.	11,857,275	841,629,379
Microsoft Corp.	79,152,103	22,314,560,878
Mid-America Apartment Communities, Inc. REIT	1,213,313	226,586,203
Moderna, Inc. (a)	3,698,806	1,423,522,477
Mohawk Industries, Inc. (a)	588,850	104,461,990
Molson Coors Beverage Co. Class B	1,997,322	92,635,794
Mondelez International, Inc. Class A	14,722,713	856,567,442
Monolithic Power Systems, Inc.	450,450	218,324,106
Monster Beverage Corp. (a)	3,922,795	348,461,880
Moody's Corp.	1,707,655	606,405,367
Morgan Stanley	15,374,125	1,496,056,104

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2021

Common Stocks	Shares	Value
Mosaic Co.	3,660,815	$ 130,764,312
Motorola Solutions, Inc.	1,783,587	414,362,932
MSCI, Inc.	868,441	528,307,398
Nasdaq, Inc.	1,223,511	236,162,093
NetApp, Inc.	2,361,765	211,992,026
Netflix, Inc. (a)	4,661,681	2,845,210,382
Newell Brands, Inc.	4,010,243	88,786,780
Newmont Corp.	8,417,013	457,043,806
News Corp. Class A	4,149,745	97,643,500
News Corp. Class B	1,302,098	30,247,737
NextEra Energy, Inc.	20,662,594	1,622,426,881
Nielsen Holdings PLC	3,796,188	72,848,848
NIKE, Inc. Class B	13,461,687	1,955,040,803
NiSource, Inc.	4,101,220	99,372,561
Norfolk Southern Corp.	2,601,335	622,369,399
Northern Trust Corp.	2,195,017	236,644,783
Northrop Grumman Corp.	1,585,210	570,913,381
NortonLifeLock, Inc.	6,173,766	156,196,280
Norwegian Cruise Line Holdings, Ltd. (a)	3,857,948	103,045,791
NRG Energy, Inc.	2,595,854	105,988,719
Nucor Corp.	3,104,627	305,774,713
NVIDIA Corp.	26,247,581	5,437,448,880
NVR, Inc. (a)	35,546	170,410,368
NXP Semiconductors NV	2,792,544	546,975,593
Occidental Petroleum Corp.	9,343,022	276,366,591
Old Dominion Freight Line, Inc.	991,539	283,560,323
Omnicom Group, Inc.	2,258,316	163,637,577
ONEOK, Inc.	4,693,929	272,200,943
Oracle Corp.	17,350,424	1,511,742,443
O'Reilly Automotive, Inc. (a)	726,286	443,804,323
Organon & Co.	2,683,543	87,993,375
Otis Worldwide Corp.	4,495,006	369,849,094
PACCAR, Inc.	3,656,602	288,579,030
Packaging Corp. of America	1,006,452	138,326,763
Parker-Hannifin Corp.	1,359,221	380,065,376
Paychex, Inc.	3,373,079	379,302,734
Common Stocks	Shares	Value
Paycom Software, Inc. (a)	508,239	$ 251,959,484
PayPal Holdings, Inc. (a)	12,376,265	3,220,427,916
Penn National Gaming, Inc. (a)	1,576,773	114,252,972
Pentair PLC	1,762,560	128,014,733
People's United Financial, Inc.	4,515,171	78,880,037
PepsiCo, Inc.	14,557,340	2,189,569,509
PerkinElmer, Inc.	1,189,129	206,064,164
Pfizer, Inc.	59,053,654	2,539,897,659
Philip Morris International, Inc.	16,415,662	1,556,040,601
Phillips 66	4,635,284	324,608,939
Pinnacle West Capital Corp.	1,195,497	86,506,163
Pioneer Natural Resources Co.	2,389,757	397,918,438
PNC Financial Services Group, Inc.	4,476,249	875,733,354
Pool Corp.	422,276	183,440,917
PPG Industries, Inc.	2,500,128	357,543,305
PPL Corp.	8,159,996	227,500,688
Principal Financial Group, Inc.	2,628,922	169,302,577
Procter & Gamble Co.	25,567,469	3,574,332,166
Progressive Corp.	6,163,231	557,094,450
Prologis, Inc. REIT	7,786,355	976,642,508
Prudential Financial, Inc.	4,074,045	428,589,534
PTC, Inc. (a)	1,115,368	133,609,933
Public Service Enterprise Group, Inc.	5,325,084	324,297,616
Public Storage REIT	1,605,566	477,013,659
PulteGroup, Inc.	2,733,605	125,527,142
PVH Corp. (a)	754,358	77,540,459
Qorvo, Inc. (a)	1,174,716	196,400,768
QUALCOMM, Inc.	11,880,946	1,532,404,415
Quanta Services, Inc.	1,468,797	167,178,475
Quest Diagnostics, Inc.	1,292,669	187,837,732
Ralph Lauren Corp.	511,217	56,765,536
Raymond James Financial, Inc.	1,952,868	180,210,613

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2021

Common Stocks	Shares	Value
Raytheon Technologies Corp.	15,882,153	$ 1,365,229,872
Realty Income Corp. REIT	4,101,217	266,004,935
Regency Centers Corp. REIT	1,610,283	108,420,354
Regeneron Pharmaceuticals, Inc. (a)	1,107,004	669,936,681
Regions Financial Corp.	10,053,875	214,248,076
Republic Services, Inc.	2,213,278	265,726,157
ResMed, Inc.	1,532,812	403,972,603
Robert Half International, Inc.	1,179,301	118,319,269
Rockwell Automation, Inc.	1,222,094	359,344,520
Rollins, Inc.	2,348,286	82,964,944
Roper Technologies, Inc.	1,110,352	495,361,338
Ross Stores, Inc.	3,761,400	409,428,390
Royal Caribbean Cruises, Ltd. (a)	2,322,406	206,578,014
S&P Global, Inc.	2,538,262	1,078,482,141
salesforce.com, Inc. (a)	10,232,959	2,775,383,140
SBA Communications Corp. REIT	1,154,024	381,485,714
Schlumberger NV	14,729,314	436,576,867
Seagate Technology Holdings PLC	2,112,748	174,343,965
Sealed Air Corp.	1,578,783	86,501,521
Sempra Energy	3,345,336	423,185,004
ServiceNow, Inc. (a)	2,086,618	1,298,439,783
Sherwin-Williams Co.	2,541,893	711,043,729
Simon Property Group, Inc. REIT	3,461,162	449,847,225
Skyworks Solutions, Inc.	1,739,375	286,614,212
Snap-on, Inc.	575,172	120,182,189
Southern Co.	11,152,262	691,105,676
Southwest Airlines Co. (a)	6,231,715	320,497,102
Stanley Black & Decker, Inc.	1,706,916	299,239,444
Starbucks Corp.	12,419,221	1,369,964,269
State Street Corp. (c)	3,850,822	326,241,640
Common Stocks	Shares	Value
STERIS PLC	1,033,586	$ 211,140,948
Stryker Corp.	3,534,980	932,244,926
SVB Financial Group (a)	617,996	399,769,252
Synchrony Financial	6,000,327	293,295,984
Synopsys, Inc. (a)	1,606,970	481,142,888
Sysco Corp.	5,388,435	422,992,147
T Rowe Price Group, Inc.	2,390,348	470,181,452
Take-Two Interactive Software, Inc. (a)	1,222,309	188,321,148
Tapestry, Inc.	2,948,281	109,145,363
Target Corp.	5,210,759	1,192,065,336
TE Connectivity, Ltd.	3,454,656	474,047,896
Teledyne Technologies, Inc. (a)	492,543	211,586,622
Teleflex, Inc.	495,356	186,526,302
Teradyne, Inc.	1,639,711	179,007,250
Tesla, Inc. (a)	8,546,645	6,627,752,265
Texas Instruments, Inc.	9,723,915	1,869,033,702
Textron, Inc.	2,360,671	164,798,443
Thermo Fisher Scientific, Inc.	4,143,808	2,367,481,825
TJX Cos., Inc.	12,707,656	838,451,143
T-Mobile US, Inc. (a)	6,178,017	789,303,452
Tractor Supply Co.	1,204,310	244,005,249
Trane Technologies PLC	2,502,578	432,070,092
TransDigm Group, Inc. (a)	553,601	345,762,577
Travelers Cos., Inc.	2,636,767	400,814,952
Trimble, Inc. (a)	2,662,940	219,026,815
Truist Financial Corp.	14,059,355	824,581,171
Twitter, Inc. (a)	8,404,677	507,558,444
Tyler Technologies, Inc. (a)	430,700	197,540,555
Tyson Foods, Inc. Class A	3,105,231	245,126,935
UDR, Inc. REIT	2,952,011	156,397,543
Ulta Beauty, Inc. (a)	576,814	208,183,709
Under Armour, Inc. Class A (a)	2,005,526	40,471,515
Under Armour, Inc. Class C (a)	2,080,276	36,446,436
Union Pacific Corp.	6,868,647	1,346,323,498

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2021

Common Stocks	Shares	Value
United Airlines Holdings, Inc. (a)	3,381,953	$ 160,879,504
United Parcel Service, Inc. Class B	7,670,789	1,396,850,677
United Rentals, Inc. (a)	766,622	269,030,658
UnitedHealth Group, Inc.	9,931,388	3,880,590,547
Universal Health Services, Inc. Class B	799,061	110,566,071
US Bancorp	14,210,694	844,683,651
Valero Energy Corp.	4,306,006	303,874,843
Ventas, Inc. REIT	3,974,616	219,438,549
VeriSign, Inc. (a)	1,028,774	210,908,958
Verisk Analytics, Inc.	1,704,990	341,458,347
Verizon Communications, Inc.	43,606,678	2,355,196,679
Vertex Pharmaceuticals, Inc. (a)	2,732,524	495,652,528
VF Corp.	3,406,925	228,229,906
ViacomCBS, Inc. Class B	6,380,826	252,106,435
Viatris, Inc.	12,809,784	173,572,573
Visa, Inc. Class A	17,775,484	3,959,489,095
Vornado Realty Trust REIT	1,664,653	69,932,073
Vulcan Materials Co.	1,397,488	236,399,070
W.W. Grainger, Inc.	460,605	181,045,401
Walmart, Inc.	15,052,264	2,097,984,556
Walgreens Boots Alliance, Inc.	7,561,783	355,781,890
Walt Disney Co. (a)	19,139,314	3,237,797,749
Waste Management, Inc.	4,080,659	609,487,228
Waters Corp. (a)	646,310	230,926,563
WEC Energy Group, Inc.	3,322,450	293,040,090
Wells Fargo & Co.	43,251,755	2,007,313,950
Welltower, Inc. REIT	4,428,004	364,867,530
Common Stocks	Shares	Value
West Pharmaceutical Services, Inc.	779,346	$ 330,863,551
Western Digital Corp. (a)	3,246,564	183,236,072
Western Union Co.	4,279,870	86,538,971
Westinghouse Air Brake Technologies Corp.	1,991,071	171,650,231
Westrock Co.	2,796,464	139,347,801
Weyerhaeuser Co. REIT	7,934,936	282,245,674
Whirlpool Corp.	665,990	135,768,721
Williams Cos., Inc.	12,796,915	331,951,975
Willis Towers Watson PLC	1,359,142	315,946,149
WR Berkley Corp.	1,486,651	108,793,120
Wynn Resorts, Ltd. (a)	1,116,452	94,619,307
Xcel Energy, Inc.	5,671,245	354,452,812
Xilinx, Inc.	2,608,143	393,803,512
Xylem, Inc.	1,897,579	234,692,571
Yum! Brands, Inc.	3,124,335	382,137,414
Zebra Technologies Corp. Class A (a)	562,565	289,957,252
Zimmer Biomet Holdings, Inc.	2,206,187	322,897,529
Zions Bancorp NA	1,707,106	105,652,790
Zoetis, Inc.	4,992,040	969,154,646
Total Common Stocks (Cost $380,007,822,874)		$384,802,190,946
(a)	Non-income producing security.
(b)	Affiliate of PDR Services LLC (the "Sponsor"). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the "Trustee"). See the table below for more information.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2021

The following table summarizes the value of the Trust’s investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	384,802,190,946	$—	$—	384,802,190,946
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2021

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR
SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at September 30, 2021 and for the year then ended are (Note 3):
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
Intercontinental Exchange, Inc.	5,919,844	$592,280,392	$613,033,804	$610,707,388	$114,428,631	$(27,983,020)	5,931,479	$ 681,052,419	$ 7,452,209
State Street Corp.	3,723,303	220,903,567	290,400,708	276,829,931	(5,672,710)	97,440,006	3,850,822	326,241,640	7,869,217
TOTAL		$813,183,959	$903,434,512	$887,537,319	$108,755,921	$ 69,456,986		$1,007,294,059	$15,321,426
*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Portfolio Statistics
September 30, 2021

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2021*
INDUSTRY	% OF NET ASSETS
Software	9.3%
Interactive Media & Services	6.7
Technology Hardware, Storage & Peripherals	6.4
Semiconductors & Semiconductor Equipment	5.6
IT Services	4.9
Banks	4.4
Internet & Direct Marketing Retail	4.1
Health Care Equipment & Supplies	3.8
Pharmaceuticals	3.6
Capital Markets	3.0
Oil, Gas & Consumable Fuels	2.5
Health Care Providers & Services	2.5
Equity Real Estate Investment Trusts (REITs)	2.5
Specialty Retail	2.2
Automobiles	2.1
Hotels, Restaurants & Leisure	2.1
Entertainment	1.9
Insurance	1.9
Biotechnology	1.9
Chemicals	1.7
Electric Utilities	1.6
Machinery	1.6
Aerospace & Defense	1.5
Life Sciences Tools & Services	1.4
Diversified Financial Services	1.4
Beverages	1.4
Food & Staples Retailing	1.4
Household Products	1.3
Media	1.3
Diversified Telecommunication Services	1.2
Industrial Conglomerates	1.1
Road & Rail	0.9
Food Products	0.9
Communications Equipment	0.8
Multi-Utilities	0.7
Electronic Equipment, Instruments & Components	0.7
Consumer Finance	0.7
Textiles, Apparel & Luxury Goods	0.7
INDUSTRY	% OF NET ASSETS
Tobacco	0.6%
Air Freight & Logistics	0.6
Electrical Equipment	0.6
Multiline Retail	0.5
Building Products	0.5
Professional Services	0.4
Commercial Services & Supplies	0.4
Household Durables	0.4
Containers & Packaging	0.3
Metals & Mining	0.3
Airlines	0.3
Energy Equipment & Services	0.2
Wireless Telecommunication Services	0.2
Trading Companies & Distributors	0.2
Personal Products	0.2
Auto Components	0.1
Distributors	0.1
Construction Materials	0.1
Real Estate Management & Development	0.1
Water Utilities	0.1
Health Care Technology	0.1
Construction & Engineering	0.0**
Independent Power & Renewable Electricity Producers	0.0**
Gas Utilities	0.0**
Leisure Equipment & Products	0.0**
Other Assets in Excess of Liabilities	0.0**
Total	100.0%
*	The Trust’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Statement of Assets and Liabilities
September 30, 2021

ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$383,794,896,887
Investments in affiliates of the Trustee and the Sponsor, at value	1,007,294,059
Total Investments	384,802,190,946
Cash	1,194,645,231
Dividends receivable — unaffiliated issuers (Note 2)	236,424,350
Dividends receivable — affiliated issuers (Note 2)	2,259,739
Total Assets	386,235,520,266
LIABILITIES
Payable for units of fractional undivided interest (“Units”) redeemed in-kind	693,609
Accrued Trustee expense (Note 3)	18,454,797
Accrued Marketing expense (Note 3)	7,278,879
Distribution payable	1,307,415,573
Accrued expenses and other liabilities	49,137,129
Total Liabilities	1,382,979,987
NET ASSETS	$384,852,540,279
NET ASSETS CONSIST OF:
Paid-in Capital (Note 4)	$393,622,836,281
Total distributable earnings (loss)	(8,770,296,002)
NET ASSETS	$384,852,540,279
NET ASSET VALUE PER UNIT	$ 429.22
UNITS OUTSTANDING (UNLIMITED UNITS AUTHORIZED)	896,632,116
COST OF INVESTMENTS:
Unaffiliated issuers	$378,966,589,394
Affiliates of the Trustee and the Sponsor (Note 3)	1,041,233,480
Total Cost of Investments	$380,007,822,874
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Statements of Operations

	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19
INVESTMENT INCOME
Dividend income - unaffiliated issuers (Note 2)	$ 5,063,477,430	$ 5,344,744,140	$ 5,569,189,037
Dividend income — affiliates of the Trustee and the Sponsor	15,321,426	15,314,759	14,842,022
Foreign taxes withheld	(484,053)	—	—
Total Investment Income	5,078,314,803	5,360,058,899	5,584,031,059
EXPENSES
Trustee expense (Note 3)	203,372,449	156,390,558	129,443,668
S&P license fee (Note 3)	105,207,778	85,102,695	79,275,442
Marketing expense (Note 3)	15,493,874	19,590,285	36,911,835
Legal and audit fees	616,921	405,831	605,028
Other expenses	4,823,485	4,688,948	1,591,672
Total Expenses	329,514,507	266,178,317	247,827,645
NET INVESTMENT INCOME (LOSS)	4,748,800,296	5,093,880,582	5,336,203,414
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,076,057,194)	(2,843,848,543)	(1,874,707,476)
Investments — affiliates of the Trustee and the Sponsor	(6,071,948)	(8,520,407)	(2,398,982)
In-kind redemptions — unaffiliated issuers	72,888,738,765	33,362,317,592	19,405,809,495
In-kind redemptions — affiliated issuers	114,827,869	79,983,578	39,060,086
Net realized gain (loss)	69,921,437,492	30,589,932,220	17,567,763,123
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	11,150,654,602	4,637,256,785	(13,388,014,704)
Investments — affiliates of the Trustee and the Sponsor	69,456,986	(19,657,458)	(33,757,839)
Net change in unrealized appreciation/depreciation	11,220,111,588	4,617,599,327	(13,421,772,543)
NET REALIZED AND UNREALIZED GAIN (LOSS)	81,141,549,080	35,207,531,547	4,145,990,580
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$85,890,349,376	$40,301,412,129	$ 9,482,193,994
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Statements of Changes in Net Assets

	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 4,748,800,296	$ 5,093,880,582	$ 5,336,203,414
Net realized gain (loss)	69,921,437,492	30,589,932,220	17,567,763,123
Net change in unrealized appreciation/depreciation	11,220,111,588	4,617,599,327	(13,421,772,543)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	85,890,349,376	40,301,412,129	9,482,193,994
NET EQUALIZATION CREDITS AND CHARGES (NOTE 2)	14,211,571	(28,962,904)	(53,196,888)
DISTRIBUTIONS TO UNITHOLDERS	(4,958,580,733)	(5,149,353,080)	(5,057,184,141)
INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from issuance of Units	653,742,584,343	615,842,536,075	487,497,849,720
Cost of Units redeemed	(643,775,317,843)	(631,300,529,687)	(497,053,054,235)
Net income equalization (Note 2)	(14,211,571)	28,962,904	53,196,888
NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	9,953,054,929	(15,429,030,708)	(9,502,007,627)
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	90,899,035,143	19,694,065,437	(5,130,194,662)
NET ASSETS AT BEGINNING OF PERIOD	293,953,505,136	274,259,439,699	279,389,634,361
NET ASSETS AT END OF PERIOD	$ 384,852,540,279	$ 293,953,505,136	$ 274,259,439,699
UNIT TRANSACTIONS:
Units sold	1,652,950,000	2,081,250,000	1,753,650,000
Units redeemed	(1,633,250,000)	(2,128,300,000)	(1,791,100,000)
NET INCREASE (DECREASE)	19,700,000	(47,050,000)	(37,450,000)
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Financial Highlights
Selected data for a Unit outstanding throughout each period

	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17
Net asset value, beginning of period	$ 335.21	$ 296.82	$ 290.60	$ 251.30	$ 216.40
Income (loss) from investment operations:
Net investment income (loss) (a)	5.44	5.59	5.71	4.86	4.65
Net realized and unrealized gain (loss)	94.21	38.51	6.05	39.46	34.97
Total from investment operations	99.65	44.10	11.76	44.32	39.62
Net equalization credits and charges (a)	0.02	(0.03)	(0.06)	0.00(b)	0.06
Less Distributions from:
Net investment income	(5.66)	(5.68)	(5.48)	(5.02)	(4.78)
Net asset value, end of period	$ 429.22	$ 335.21	$ 296.82	$ 290.60	$ 251.30
Total return (c)	29.79%	14.98%	4.11%	17.72%	18.44%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$384,852,540	$293,953,505	$274,259,440	$279,389,634	$243,299,576
Ratios to average net assets:
Total expenses (excluding Trustee earnings credit and fee waivers)	0.09%	0.09%	0.10%	0.10%	0.09%
Total expenses (excluding Trustee earnings credit)	0.09%	0.09%	0.10%	0.10%	0.09%
Net expenses (e)	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income (loss)	1.36%	1.81%	2.03%	1.79%	1.98%
Portfolio turnover rate (f)	4%	2%	3%	2%	3%

(a)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the year.
(b)	Amount is less than $0.005 per Unit.
(c)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Reflects a non-recurring litigation payment received by the Trust from State Street Corp., an affiliate, which amounted to less than $0.005 per Unit outstanding as of March 20, 2017. This payment resulted in an increase to total return of less than 0.005% for the period ended September 30, 2017.
(e)	Net of expenses waived by the Trustee.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Units.
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Notes to Financial Statements
September 30, 2021

Note 1  — Organization
SPDR S&P 500® ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust is an "Exchange-Traded Fund", the units of which are listed on and traded on the New York Stock Exchange under the symbol "SPY", and operates under an exemptive order granted by the U.S. Securities and Exchange Commission (the "SEC"). The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500® Index (the “S&P 500® Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.
Effective June 16, 2017, State Street Bank and Trust Company (“SSBT”) resigned as trustee of the Trust. PDR Services, LLC, as sponsor of the Trust (the “Sponsor”), appointed State Street Global Advisors Trust Company, a wholly-owned subsidiary of SSBT, as trustee of the Trust (the “Trustee”).
The services received, and the trustee fees paid, by the Trust have not changed as a result of the change in the identity of the Trustee. SSBT continues to maintain the Trust’s accounting records, act as custodian and transfer agent to the Trust, and provide administrative services, including the filing of certain regulatory reports.
Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), the Sponsor and the Trustee are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trustee expects the risk of material loss to be remote.
The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. (“ICE”). ICE is a publicly-traded entity, trading on the New York Stock Exchange under the symbol “ICE.”
Note 2  — Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trustee in the preparation of the Trust's financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Trustee to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2021

Note 2 — Summary of Significant Accounting Policies – (continued)
Security Valuation
The Trust’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.
Valuation techniques used to value the Trust’s equity investments are as follows:
Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.
Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value ("NAV") and the prices used by the Trust’s underlying index, the S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.
The Trustee values the Trust's assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2021

Note 2 — Summary of Significant Accounting Policies – (continued)
default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts (“REITs”). REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Trustee’s policy is to record all REIT distributions as dividend income initially and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or Trustee’s estimates of such re-designations for which actual information has not yet been reported. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.
Distributions
The Trust declares and distributes dividends from net investment income, if any, to its holders of Units (“Unitholders”), quarterly. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Trust to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
Equalization
The Trustee follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust's Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust's Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Federal Income Taxes
For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2021

Note 2 — Summary of Significant Accounting Policies – (continued)
a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes substantially all of its ordinary income and capital gains during each calendar year, the Trust will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with U.S. federal income tax principles, which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for in-kind transactions, REITs and losses deferred due to wash sales.
U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are more likely than not to be sustained by the applicable tax authority. For U.S. GAAP purposes, the Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.
The Trustee has reviewed the Trust's tax positions for the open tax years as of September 30, 2021 and has determined that no provision for income tax is required in the Trust’s financial statements. Generally, the Trust’s tax returns for the prior three fiscal years remain subject to examinations by the Trust’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts and the State of New York. The Trustee has the Trust recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ended September 30, 2021.
No income tax returns are currently under examination. The Trustee has analyzed the relevant tax laws and regulations and their application to the Trust’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Trust’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.
During the year ended September 30, 2021, the Trustee reclassified $73,003,566,634 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities.
At September 30, 2021, the Trust had capital loss carryforwards that may be utilized to offset any future net realized capital gains as follows:
Non-Expiring — Short Term	$ 1,681,919,620
Non-Expiring — Long Term	10,636,633,400

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2021

Note 2 — Summary of Significant Accounting Policies – (continued)
At September 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 500® ETF Trust	$380,037,747,041	$27,183,581,167	$22,419,137,262	$4,764,443,905
The tax character of distributions paid during the years ended September 30, 2021, 2020, and 2019 were as follows:
Distributions paid from:	2021	2020	2019
Ordinary Income	$4,958,580,733	$5,149,353,080	$5,057,184,141
As of September 30, 2021, the components of distributable earnings (excluding unrealized appreciation/ (depreciation)) were undistributed ordinary income of $91,228,684 and undistributed capital gain of $0.
Note 3  — Transactions with Affiliates of the Trustee and Sponsor
SSBT maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of certain regulatory reports. The Trustee pays SSBT for such services. The Trustee oversees the services provided by SSBT and is responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500® Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2021:
Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 – $499,999,999 $500,000,000 – $2,499,999,999 $2,500,000,000 and above	0.10% per annum plus or minus the Adjustment Amount 0.08% per annum plus or minus the Adjustment Amount 0.06% per annum plus or minus the Adjustment Amount
The adjustment amount (the “Adjustment Amount”) is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for the creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2021, the Adjustment Amount reduced the Trustee’s fee by $6,443,111. The Adjustment Amount included an excess of net transaction fees from processing orders of $5,799,430 and a Trustee earnings credit of $643,681.

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2021

Note 3 — Transactions with Affiliates of the Trustee and Sponsor – (continued)
The Trustee has voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2022, so that the total operating expenses would not exceed 0.0945% per annum of the daily NAV of the Trust. No amounts were waived for the years ended September 30, 2021, 2020 and 2019. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods, and the Trustee may discontinue the voluntary waiver.
In accordance with the Trust Agreement and under the terms of an exemptive order issued by the SEC, dated December 30, 1997, the Sponsor is reimbursed by the Trust for certain expenses up to a maximum of 0.20% of the Trust’s NAV on an annualized basis. The expenses reimbursed to the Sponsor for the years ended September 30, 2021, 2020 and 2019, did not exceed 0.20% per annum. The licensing and marketing fee disclosed below are subject to both the reimbursement from the Trust to the Sponsor and expense limitation of 0.20% of the Trust’s NAV for the years ended September 30, 2021, 2020 and 2019. The Trust reimbursed the Sponsor for $519,011, $402,393, and $549,533 of legal fees for the years ended September 30, 2021, 2020, and 2019, respectively, which are included in Legal and audit fees on the Statements of Operations.
S&P Dow Jones Indices LLC (“S&P”), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Marketing Agent”) have entered into a license agreement (the “License Agreement”). The License Agreement grants SSGA FD, an affiliate of the Trustee, a license to use the S&P 500® Index and to use certain trade names and trademarks of S&P in connection with the Trust. The S&P 500® Index also serves as the basis for determining the composition of the Trust’s portfolio. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (“NYSE Arca”, the principal U.S. listing exchange for the Trust) have each received a sublicense from SSGA FD for the use of the S&P 500® Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on November 29, 2031, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual license fee of $600,000.
The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2021

Note 3 — Transactions with Affiliates of the Trustee and Sponsor – (continued)
ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $25,000, and the Trust does not reimburse the Sponsor for this fee.
Investments in Affiliates of the Trustee and the Sponsor
The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at September 30, 2021 are listed in the Schedule of Investments.
Note 4  — Unitholder Transactions
Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. There is a transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the “Transaction Fee”). The Transaction Fee is non-refundable, regardless of the NAV of the Trust. The Transaction Fee is the lesser of $3,000 or 0.10% (10 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the S&P 500® Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day.
Note 5  — Investment Transactions
For the year ended September 30, 2021, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $327,531,902,003, $317,538,556,954, $12,387,467,621, and $12,351,400,877, respectively. Net realized gain (loss) on investment transactions in the 2021 Statement of Operations includes net gains resulting from in-kind transactions of $73,003,566,634.
Note 6  — Equity Investing and Market Risk
An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates, perceived trends in securities prices, war, acts of terrorism, the spread of infectious disease or other public health issues. Local, regional or global events such as war, acts of terrorism, the spread of infectious disease or other public health issues, recessions, or other events could have a significant impact on the Trust and its investments and could result in increased premiums or discounts to the Trust’s net asset value.

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2021

Note 6 — Equity Investing and Market Risk – (continued)
An investment in the Trust is subject to the risks of any investment in a broadly based portfolio of equity securities, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. The value of common stocks actually held by the Trust and that make up the Trust’s portfolio (the “Portfolio Securities”) may fluctuate in accordance with changes in the financial condition of the issuers of Portfolio Securities, the value of equity securities generally and other factors. The identity and weighting of common stocks that are included in the S&P 500® Index and the Portfolio Securities change from time to time.
The financial condition of issuers of Portfolio Securities may become impaired or the general condition of the stock market may deteriorate, either of which may cause a decrease in the value of the Trust’s portfolio and thus in the value of Units. Since the Trust is not actively managed, the adverse financial condition of an issuer will not result in its elimination from the Trust’s portfolio unless such issuer is removed from the S&P 500® Index. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises, as well as war, acts of terrorism and the spread of infectious disease or other public health issues.
An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and was declared a pandemic by the World Health Organization in March 2020. This coronavirus has resulted in travel restrictions, restrictions on gatherings of people (including closings of, or limitations on, dining and entertainment establishments, as well as schools and universities), closed businesses (or businesses that are restricted in their operations), closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious disease outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak cannot be determined with certainty. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets and disruption to the global economy, the consequences of which are currently unpredictable. Certain of the Trust’s investments are likely to have exposure to businesses that, as a result of COVID-19, experience a slowdown or temporary suspension in business activities. These factors, as well as any restrictive measures instituted in order to prevent or control a pandemic or other public health crisis, such as the one posed by COVID-19, could have a material and adverse effect on the Trust’s investments.

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2021

Note 6 — Equity Investing and Market Risk – (continued)
Holders of common stocks of any given issuer incur more risk than holders of preferred stocks and debt obligations of the issuer because the rights of common stockholders, as owners of the issuer, generally are subordinate to the rights of creditors of, or holders of debt obligations or preferred stocks issued by, such issuer. Further, unlike debt securities that typically have a stated principal amount payable at maturity, or preferred stocks that typically have a liquidation preference and may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Equity securities values are subject to market fluctuations as long as the equity securities remain outstanding. The value of the Trust’s portfolio will fluctuate over the entire life of the Trust.
There can be no assurance that the issuers of Portfolio Securities will pay dividends. Distributions generally depend upon the declaration of dividends by the issuers of Portfolio Securities and the declaration of such dividends generally depends upon various factors, including the financial condition of the issuers and general economic conditions.
Note 7  — Subsequent Events
The Trustee has evaluated the impact of all subsequent events on the Trust through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR S&P 500® ETF Trust
Report of Independent Registered Public Accounting Firm

To the Trustee and Unitholders of SPDR S&P 500 ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SPDR S&P 500 ETF Trust (the "Trust") as of September 30, 2021, the related statements of operations and of changes in net assets for each of the three years in the period ended September 30, 2021, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Trust as of September 30, 2021, the results of its operations and the changes in its net assets for each of the three years in the period ended September 30, 2021 and the financial highlights for each of the five years in the period ended September 30, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management (the Trustee). Our responsibility is to express an opinion on the Trust’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management (the Trustee), as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
November 23, 2021
We have served as the auditor of one or more investment companies in the SPDR Trusts since 1993.

SPDR S&P 500® ETF Trust
Other Information
September 30, 2021 (Unaudited)

For U.S. federal income tax purposes, the Trust reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
For the fiscal year ended September 30, 2021, certain dividends paid by the Trust may be designated as qualified dividend income for U.S. federal income tax purposes and are eligible for reduced tax rates in the case of certain non-corporate unitholders that meet applicable holding period requirements with respect to their Units. Complete information will be reported in conjunction with your 2021 Form 1099-DIV.

SPDR S&P 500® ETF Trust
Other Information  (continued)
September 30, 2021 (Unaudited)

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
Bid/Ask Price(1) vs Net Asset Value
As of September 30, 2021
	Bid/Ask Price Above NAV			Bid/Ask Price Below NAV
	50-99 BASIS POINTS	100-199 BASIS POINTS	>200 BASIS POINTS	50-99 BASIS POINTS	100-199 BASIS POINTS	>200 BASIS POINTS
2021	0	0	0	0	0	0
2020	0	0	0	0	0	0
2019	0	0	0	0	0	0
2018	0	0	0	0	0	0
2017	0	0	0	0	0	0
Comparison of Total Returns Based on NAV and Bid/Ask Price(1)
The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500® Index. Past performance is not necessarily an indication of how the Trust will perform in the future. The return based on NAV shown in the table below reflects the impact of a fee waiver and, without this waiver, returns would have been lower.
Cumulative Total Return
	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	29.79%	116.65%	359.59%
Return Based on Bid/Ask Price	29.90%	116.66%	359.42%
S&P 500® Index	30.00%	118.26%	365.86%
Average Annual Total Return
	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	29.79%	16.72%	16.48%
Return Based on Bid/Ask Price	29.90%	16.72%	16.47%
S&P 500® Index	30.00%	16.90%	16.63%
(1)	The bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m.

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SPDR S&P 500® ETF Trust
(Unaudited)

Sponsor
PDR Services LLC
c/o NYSE Holdings LLC
11 Wall Street
New York, NY 10005
Trustee
State Street Global Advisors Trust Company
One Iron Street
Boston, MA 02210
Distributor
ALPS Distributors, Inc.
1290 Broadway Suite 1000
Denver, CO 80203
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard, Suite 500
Boston, MA 02210
SPDRAR